CONCENTRATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of accounts notes loans and financing receivable

	June 30, 2021	December 31, 2020
Total Accounts Receivable	$413,472	$22,166
Less: Sales Returns and Allowances	57,417	28,707
Less: Doubtful Accounts	9,478	3,967
Less: Intercompany Transactions	13,055	—
Accounts Receivable, net	$333,522	$(10,508)

	December 31, 2020	December 31, 2019
Total Accounts Receivable	$22,166	$119,771
Less: Sales Returns and Allowances	28,707	$51,159
Less: Doubtful Accounts	3,967	$5,019
Accounts Receivable, net	$(10,508)	$63,593